Receivables (Schedule Of Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premiums Receivable, Allowance for Doubtful Accounts, Additions for Charges to Expense	$ 74,489	$ 52,776	$ 73,682
Premiums Receivable, Allowance for Doubtful Accounts, Write Offs Against Allowance	47,972	54,491	71,198
Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	55,296	57,011	54,527
Ending balance	81,813	55,296	57,011
H&R Block Emerald Advance® lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premiums Receivable, Allowance for Doubtful Accounts, Additions for Charges to Expense	16,499	12,713	24,939
Premiums Receivable, Allowance for Doubtful Accounts, Write Offs Against Allowance	0	11,597	23,285
Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	10,123	9,007	7,353
Ending balance	26,622	10,123	9,007
All Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premiums Receivable, Allowance for Doubtful Accounts, Additions for Charges to Expense	57,990	40,063	48,743
Premiums Receivable, Allowance for Doubtful Accounts, Write Offs Against Allowance	47,972	42,894	47,913
Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	45,173	48,004	47,174
Ending balance	$ 55,191	$ 45,173	$ 48,004